Schedule of Property, Plant and Equipment (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2015	Mar. 31, 2015
Property And Equipment Schedule Of Property, Plant And Equipment 1		$ 625,766
Property And Equipment Schedule Of Property, Plant And Equipment 2		273,597
Property And Equipment Schedule Of Property, Plant And Equipment 3		735,781
Property And Equipment Schedule Of Property, Plant And Equipment 4		0
Property And Equipment Schedule Of Property, Plant And Equipment 5		53,631
Property And Equipment Schedule Of Property, Plant And Equipment 6		53,631
Property And Equipment Schedule Of Property, Plant And Equipment 7		3,979
Property And Equipment Schedule Of Property, Plant And Equipment 8		3,979
Property And Equipment Schedule Of Property, Plant And Equipment 9		(219,257)
Property And Equipment Schedule Of Property, Plant And Equipment 10		(44,221)
Property And Equipment Schedule Of Property, Plant And Equipment 11		1,199,900
Property And Equipment Schedule Of Property, Plant And Equipment 12		$ 286,986
Property And Equipment Schedule Of Property, Plant And Equipment 1	$ 628,616
Property And Equipment Schedule Of Property, Plant And Equipment 2	625,766
Property And Equipment Schedule Of Property, Plant And Equipment 3	735,781
Property And Equipment Schedule Of Property, Plant And Equipment 4	735,781
Property And Equipment Schedule Of Property, Plant And Equipment 5	53,631
Property And Equipment Schedule Of Property, Plant And Equipment 6	53,631
Property And Equipment Schedule Of Property, Plant And Equipment 7	3,979
Property And Equipment Schedule Of Property, Plant And Equipment 8	3,979
Property And Equipment Schedule Of Property, Plant And Equipment 9	(361,369)
Property And Equipment Schedule Of Property, Plant And Equipment 10	(219,257)
Property And Equipment Schedule Of Property, Plant And Equipment 11	1,060,621
Property And Equipment Schedule Of Property, Plant And Equipment 12	$ 1,199,900